Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
July 31, 2022
IVFK6-NPRT3-0922
1.9883988.105
Common Stocks - 99.0%
	Shares	Value ($)
Canada - 10.9%
Brookfield Asset Management, Inc. Class A	329,301	16,349,795
Canadian National Railway Co.	129,074	16,352,095
Canadian Pacific Railway Ltd.	231,306	18,238,231
Constellation Software, Inc.	10,021	17,046,851
Thomson Reuters Corp.	135,141	15,174,671
Waste Connections, Inc. (Canada)	115,288	15,365,431
TOTAL CANADA		98,527,074
Denmark - 4.1%
DSV A/S	99,179	16,711,761
Novo Nordisk A/S Series B	172,277	20,065,767
TOTAL DENMARK		36,777,528
France - 16.0%
Air Liquide SA	1	137
Capgemini SA	7,100	1,345,002
Dassault Systemes SA	387,598	16,624,744
EssilorLuxottica SA (a)	98,996	15,424,718
Hermes International SCA	14,069	19,181,881
L'Oreal SA	49,692	18,786,430
LVMH Moet Hennessy Louis Vuitton SE	34,763	24,137,857
Sartorius Stedim Biotech	39,077	15,560,097
Schneider Electric SA	123,225	17,042,508
Teleperformance	47,097	15,706,610
TOTAL FRANCE		143,809,984
Hong Kong - 1.5%
AIA Group Ltd.	1,322,600	13,287,700
India - 4.7%
Axis Bank Ltd.	1,249,100	11,463,493
HDFC Bank Ltd.	874,114	15,944,204
Infosys Ltd. sponsored ADR	755,300	14,720,797
TOTAL INDIA		42,128,494
Ireland - 4.7%
Accenture PLC Class A	47,040	14,406,470
Kingspan Group PLC (Ireland)	204,605	13,178,524
Linde PLC	49,828	15,048,056
TOTAL IRELAND		42,633,050
Japan - 5.4%
Hoya Corp.	159,063	15,936,784
Keyence Corp.	45,598	18,072,411
Tokyo Electron Ltd.	42,112	14,494,679
TOTAL JAPAN		48,503,874
Luxembourg - 1.3%
Eurofins Scientific SA	147,151	11,433,080
Netherlands - 10.1%
Adyen BV (b)(c)	9,150	16,458,778
ASM International NV (Netherlands)	53,547	16,314,331
ASML Holding NV (Netherlands)	43,659	25,093,376
Ferrari NV (Italy)	81,156	17,103,360
Wolters Kluwer NV	148,259	16,061,980
TOTAL NETHERLANDS		91,031,825
Sweden - 5.5%
Atlas Copco AB (A Shares)	1,542,745	18,033,713
Evolution AB (c)	160,314	15,434,770
Hexagon AB (B Shares)	1,341,809	15,799,187
TOTAL SWEDEN		49,267,670
Switzerland - 8.3%
Compagnie Financiere Richemont SA Series A	114,480	13,803,725
Nestle SA (Reg. S)	219,300	26,870,236
Partners Group Holding AG	16,308	17,698,339
Sika AG	66,818	16,509,889
TOTAL SWITZERLAND		74,882,189
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,623,640	27,754,806
United Kingdom - 8.3%
Compass Group PLC	567,233	13,293,933
Diageo PLC	342,883	16,243,006
London Stock Exchange Group PLC	150,200	14,658,422
RELX PLC (London Stock Exchange)	491,084	14,540,736
Rentokil Initial PLC	2,416,833	15,958,263
TOTAL UNITED KINGDOM		74,694,360
United States of America - 15.1%
Danaher Corp.	53,122	15,483,469
IDEXX Laboratories, Inc. (b)	38,434	15,342,084
Marsh & McLennan Companies, Inc.	90,378	14,818,377
Moody's Corp.	50,947	15,806,307
NICE Ltd. sponsored ADR (b)	70,203	15,024,846
NVIDIA Corp.	74,190	13,475,130
S&P Global, Inc.	40,786	15,373,467
Thermo Fisher Scientific, Inc.	26,260	15,714,247
Zoetis, Inc. Class A	82,562	15,071,693
TOTAL UNITED STATES OF AMERICA		136,109,620
TOTAL COMMON STOCKS (Cost $755,821,460)		890,841,254

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	8,642,586	8,644,314
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	47,139	47,144
TOTAL MONEY MARKET FUNDS (Cost $8,691,458)		8,691,458

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $764,512,918)	899,532,712
NET OTHER ASSETS (LIABILITIES) - 0.0%	(253,120)
NET ASSETS - 100.0%	899,279,592

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,893,548 or 3.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	17,246,777	341,101,135	349,703,598	37,780	-	-	8,644,314	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	125,450,785	125,403,641	31,645	-	-	47,144	0.0%
Total	17,246,777	466,551,920	475,107,239	69,425	-	-	8,691,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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